Schedule of Investments (unaudited) June 30, 2020	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
Telstra Corp. Ltd.	989,482	$2,132,338

Belgium — 0.1%
Proximus SADP	12,947	263,781

Canada — 2.3%
BCE Inc.	74,862	3,112,104
Rogers Communications Inc., Class B, NVS	29,121	1,166,337
Shaw Communications Inc., Class B, NVS	37,618	611,500
TELUS Corp.	105,146	1,757,837

		6,647,778

China — 10.3%
China Mobile Ltd.	458,000	3,090,582
Tencent Holdings Ltd.	417,600	26,864,938

		29,955,520

Finland — 0.3%
Elisa OYJ	12,459	757,599

France — 1.7%
Orange SA	157,580	1,884,016
Publicis Groupe SA	18,568	600,823
SES SA	31,863	217,585
Ubisoft Entertainment SA(a)	7,767	640,305
Vivendi SA	66,472	1,705,189

		5,047,918

Germany — 1.7%
Deutsche Telekom AG, Registered	268,384	4,504,954
United Internet AG, Registered(b)	9,843	416,890

		4,921,844

Italy — 0.1%
Telecom Italia SpA/Milano	894,396	351,288

Japan — 8.3%
Dentsu Group Inc.	20,600	487,862
KDDI Corp.	130,400	3,908,918
Nintendo Co. Ltd.	9,800	4,361,107
Nippon Telegraph & Telephone Corp.	203,700	4,749,570
NTT Docomo Inc.	96,200	2,569,851
SoftBank Group Corp.	136,900	6,915,744
Z Holdings Corp.	220,700	1,076,036

		24,069,088

Mexico — 0.5%
America Movil SAB de CV, Series L, NVS	1,920,665	1,226,027
Grupo Televisa SAB, CPO(a)	210,822	220,156

		1,446,183

Netherlands — 0.3%
Koninklijke KPN NV	293,257	777,317

Norway — 0.3%
Telenor ASA	53,892	782,655

Singapore — 0.4%
Singapore Telecommunications Ltd.	679,550	1,198,303

South Korea — 0.9%
NAVER Corp.	11,975	2,658,124

Spain — 1.1%
Cellnex Telecom SA(c)	22,449	1,367,586

Security	Shares	Value

Spain (continued)
Telefonica SA	362,762	$1,730,381

		3,097,967

Sweden — 0.5%
Tele2 AB, Class B	41,501	550,353
Telia Co. AB	210,500	786,270

		1,336,623

Switzerland — 0.4%
Swisscom AG, Registered	2,116	1,107,408

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd., ADR(d)	31,540	1,241,730

United Kingdom — 2.3%
BT Group PLC	721,170	1,016,275
Informa PLC	125,247	727,969
ITV PLC	302,272	278,920
Pearson PLC	62,760	446,511
Vodafone Group PLC	2,221,326	3,536,784
WPP PLC	101,672	792,449

		6,798,908

United States — 66.9%
Activision Blizzard Inc.	63,874	4,848,037
Alphabet Inc., Class A(a)	21,859	30,997,155
Alphabet Inc., Class C, NVS(a)	21,306	30,118,375
AT&T Inc.	410,513	12,409,808
CenturyLink Inc.	82,263	825,098
Charter Communications Inc., Class A(a)	12,494	6,372,440
Comcast Corp., Class A	319,001	12,434,659
Discovery Inc., Class A(a)(d)	12,869	271,536
Discovery Inc., Class C, NVS(a)	26,073	502,166
DISH Network Corp., Class A(a)	21,379	737,789
Electronic Arts Inc.(a)	23,907	3,156,919
Facebook Inc., Class A(a)	175,176	39,777,214
Fox Corp., Class A, NVS	28,515	764,772
Fox Corp., Class B(a)	13,230	355,093
Interpublic Group of Companies Inc. (The)	32,385	555,727
Live Nation Entertainment Inc.(a)	11,804	523,271
Netflix Inc.(a)	30,367	13,818,200
News Corp., Class A, NVS	31,656	375,440
News Corp., Class B	9,793	117,026
Omnicom Group Inc.	17,800	971,880
T-Mobile U.S. Inc.(a)	45,568	4,745,907
Take-Two Interactive Software Inc.(a)	9,479	1,322,984
Twitter Inc.(a)	65,265	1,944,244
Verizon Communications Inc.	227,285	12,530,222
ViacomCBS Inc., Class B, NVS	44,905	1,047,185
Walt Disney Co. (The)	107,987	12,041,631

		193,564,778

Total Common Stocks — 99.5% (Cost: $276,823,596)		288,157,150

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	503,177	194,974

Total Preferred Stocks — 0.1% (Cost: $405,840)		194,974

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Comm Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Spain — 0.0%
Telefonica SA, (Expires 07/06/20)(a)	410,762	$80,782

United States — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)	31,875	5,355

Total Rights — 0.0% (Cost: $100,881)		86,137

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(e)(f)(g)	587,158	587,921
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(e)(f)	433,000	433,000

		1,020,921

Total Short-Term Investments — 0.4% (Cost: $1,019,680)		1,020,921

Total Investments in Securities — 100.0% (Cost: $278,349,997)		289,459,182

Other Assets, Less Liabilities — 0.0%		26,202

Net Assets — 100.0%		$289,485,384

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	782,613	(195,455)	587,158	$587,921	$3,470	(b)	$9,559		$702
BlackRock Cash Funds: Treasury, SL Agency Shares	743,000	(310,000)	433,000	433,000	188		—		—

				$1,020,921	$3,658		$9,559		$702

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	09/18/20	$109	$382
S&P Communication Services Select Sector E-Mini Index	8	09/18/20	566	(9,208)
TOPIX Index	7	09/10/20	101	(2,790)

				$(11,616)

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Comm Services ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$288,157,150	$—	$—	$288,157,150
Preferred Stocks	194,974	—	—	194,974
Rights	86,137	—	—	86,137
Money Market Funds	1,020,921	—	—	1,020,921

	$289,459,182	$—	$—	$289,459,182

Derivative financial instruments(a)
Assets
Futures Contracts	$382	$—	$—	$382
Liabilities
Futures Contracts	(11,998)	—	—	(11,998)

	$(11,616)	$—	$—	$(11,616)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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